Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure Of Changes In Accounting Estimates [Abstract]
Changes in Accounting Policies and Disclosures

3. Changes in Accounting Policies and Disclosures

New and Amended Standards Adopted by the Group

The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2020.

Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting policies, changes in accounting estimates and errors – Definition of Material

The amendments clarify the definition of material. Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. The amendments do not have a significant impact on the consolidated financial statements.

Amendments to the Conceptual Framework for Financial Reporting

The concept of measurement, presentation and disclosure, and derecognition was introduced for financial reporting, and the definition and recognition criteria for assets and liabilities were amended. In addition, the uncertainty in the measurement of prudence, stewardship, measurement uncertainty and substance over form were clarified.